Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Class of Stock [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Amount	Value	Value
	$	$	$	$	Levels
Liability related to RPC options	7,627,970	7,627,970	15,711,017	15,711,017	3
Liability related to warrants	34,838	34,838	685,141	685,141	3

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Some of the issued warrants contain non-standard anti-dilution terms and accordingly are recorded as liabilities.

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Amount	Value	Value
	$	$	$	$	Levels	Reference

Cash and cash equivalents	34,098,812	34,098,812	68,919,995	68,919,995	1	Note 2
Short-term investment	10,021,963	10,021,963	-	-	1	Note 2
Restricted cash	142,168	142,168	142,079	142,079	1	Note 2
Accounts payable	2,214,313	2,214,313	4,320,588	4,320,588	1	-
Liability related to options and warrants	7,662,808	7,662,808	16,396,158	16,396,158	3	Note 6

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 31,	December 31,
	2016	2015
	Fair value measurements
	using input type
	Level 3

Warrants	$34,838	$685,141
RPC options	7,627,970	15,711,017
Liabilities related to stock options and warrants	$7,662,808	$16,396,158

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to stock options
and warrants
Balance at December 31, 2014	$-

Balance at September 18, 2015 (Acquisition)	1,800,154

Changes in values of liabilities related to options and warrants	(11,408,231)

Value of liability related to options - transfer in	26,004,235

Balance at December 31, 2015	16,396,158

Changes in values of liabilities related to options and warrants	(8,733,350)

Balance at December 31, 2016	$7,662,808

Warrant [Member]
Class of Stock [Line Items]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair values were estimated using the following assumptions for the warrants:

	December 31,
	2016	2015
Expected dividend yield	0%	0%
Expected volatility	73.39%	233.0%
Risk-free interest	0.51%	0.75%
Expected life	0.26 years	1.26 years